Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000103967 | 35498374Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103967 | 35498204Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103967 | 35498371Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103967 | 35498221Meituan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103967 | 35498298ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103967 | 35498367MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103967 | 35498208Bajaj Auto Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103967 | 35498236Colgate-Palmolive India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103967 | 35498202SK Telecom Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103967 | 35498276BB Seguridade Participacoes SA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103967 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103967 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103967 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103967 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000103967 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103967 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000103967 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000103967 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103967 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103967 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000103967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000103967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000103967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103967 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103967 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103967 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103967 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103967 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103967 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103967 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103967 | China
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000103967 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000103967 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103967 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103967 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000103967 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103967 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103967 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103967 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103967 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103967 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103967 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103967 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103967 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000103967 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103969 | 35498374Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103969 | 35498204Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103969 | 35498371Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103969 | 35498221Meituan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103969 | 35498298ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103969 | 35498367MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103969 | 35498208Bajaj Auto Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103969 | 35498236Colgate-Palmolive India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103969 | 35498202SK Telecom Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103969 | 35498276BB Seguridade Participacoes SA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103969 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103969 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103969 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103969 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000103969 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103969 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000103969 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000103969 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103969 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103969 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000103969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000103969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000103969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103969 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103969 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103969 | China
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000103969 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000103969 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103969 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103969 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000103969 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103969 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103969 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103969 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103969 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103969 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103969 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103969 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103969 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000103969 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103968 | 35498374Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103968 | 35498204Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103968 | 35498371Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103968 | 35498221Meituan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103968 | 35498298ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103968 | 35498367MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103968 | 35498208Bajaj Auto Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103968 | 35498236Colgate-Palmolive India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103968 | 35498202SK Telecom Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103968 | 35498276BB Seguridade Participacoes SA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103968 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103968 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103968 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103968 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000103968 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103968 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000103968 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000103968 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103968 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103968 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000103968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000103968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000103968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103968 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103968 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103968 | China
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000103968 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000103968 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103968 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103968 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000103968 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103968 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103968 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103968 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103968 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103968 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103968 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103968 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103968 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000103968 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103972 | 35498374Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103972 | 35498204Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103972 | 35498371Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103972 | 35498221Meituan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103972 | 35498298ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103972 | 35498367MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103972 | 35498208Bajaj Auto Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103972 | 35498236Colgate-Palmolive India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103972 | 35498202SK Telecom Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103972 | 35498276BB Seguridade Participacoes SA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103972 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103972 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103972 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103972 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000103972 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103972 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000103972 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000103972 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103972 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103972 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000103972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000103972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000103972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103972 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103972 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103972 | China
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000103972 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000103972 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103972 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103972 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000103972 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103972 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103972 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103972 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103972 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103972 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103972 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103972 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103972 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000103972 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%